Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities [Line Items]
Current liabilities - Borrowings	$ 17	$ 21
Non-current liabilities - Borrowings	124	124
Total lease liabilities	$ 141	$ 145